SPINNAKER                                         File  Nos. 33-69712/811-8052




                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                       FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
          Pre-Effective Amendment No.                                        [ ]
                                       -----
          Post-Effective Amendment No.   7                                   [X]
                                       -----
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                                 Amendment No.    13                         [X]
                                                 ----
                          (Check appropriate box or boxes.)

                              SAFECO SEPARATE ACCOUNT C
                             --------------------------
                              (Exact Name of Registrant)

                            SAFECO Life Insurance Company
                           ------------------------------
                                 (Name of Depositor)

           15411 N.E. 51st Street, Redmond, Washington               98052
           --------------------------------------------             -------
          (Address of Depositor's Principal Executive Offices)    (Zip Code)

           Depositor's Telephone Number, including Area Code (425) 867-8000
                                                            ---------------

                        Name and Address of Agent for Service
                       --------------------------------------
                              WILLIAM E. CRAWFORD, ESQ.
                                15411 N.E. 51st Street
                              Redmond, Washington 98052
                                    (425) 867-8257



Approximate date of Proposed Public Offering. . . . . . As Soon as Practicable
                                                         after Effective Date

It is proposed that this filing will become effective:
               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
               on May 1, 1998 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
       X       on February 15, 1999 pursuant to paragraph (a)(1) of Rule 485
     -----

If appropriate, check the following:
            this post-effective amendment designates a new effective date for a
     ----
previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1997 on or about March 27, 1998.

                              SAFECO SEPARATE ACCOUNT C

                          REGISTRATION STATEMENT ON FORM N-4

                                CROSS REFERENCE SHEET

Item No.                                               Location
--------                                               --------
                                        PART A

Item 1.     Cover Page . . . . . . . . . . . . . . .   Cover Page

Item 2.     Definitions. . . . . . . . . . . . . . .   Index of Special Terms

Item 3.     Synopsis or Highlights . . . . . . . . .   Fee Table; Summary

Item 4.     Condensed Financial Information. . . . .   Appendix - Accumulation
                                                       Unit Value History

Item 5.     General Description of Registrant,
            Depositor, and Portfolio Companies . . .   Other Information

Item 6.     Deductions and Expenses. . . . . . . . .   Expenses; Fee Table

Item 7.     General Description of Variable
            Annuity Contracts. . . . . . . . . . . .   The Annuity Contract

Item 8.     Annuity Period . . . . . . . . . . . . .   Annuity Payments (Income
                                                       Phase)

Item 9.     Distribution Requirements. . . . . . . .   Annuity Payments (Income
                                                       Phase) and Death Benefit

Item 10.    Purchases and Contract Value . . . . . .   Purchase

Item 11.    Redemptions. . . . . . . . . . . . . . .   Access to Your Money

Item 12.    Taxes. . . . . . . . . . . . . . . . . .   Taxes

Item 13.    Legal Proceedings. . . . . . . . . . . .   Other Information

Item 14.    Table of  Contents of the Statement
            of Additional Information. . . . . . . .   Other Information

Item No.                                               Location
--------                                               --------
                                        PART B

Item 15.    Cover Page . . . . . . . . . . . . . . .   Cover Page

Item 16.    Table of Contents. . . . . . . . . . . .   Cover Page

Item 17.    General Information and History. . . . .   The Separate Account;
                                                       Experts

Item 18.    Services . . . . . . . . . . . . . . . .   Not Applicable

Item 19.    Purchase of Securities Being Offered . .   Not Applicable

Item 20.    Underwriters . . . . . . . . . . . . . .   Distribution

Item 21.    Calculation of Performance Data. . . . .   Performance Information

Item 22.    Annuity Payments . . . . . . . . . . . .   Annuity Provisions

Item 23.    Financial Statements . . . . . . . . . .   Financial Statements


                                        PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    PART A

                                  PROSPECTUS

SPINNAKER-TM-
Variable Annuity

ISSUED BY

SAFECO SEPARATE
ACCOUNT C

AND

SAFECO LIFE
INSURANCE COMPANY

This prospectus describes the Spinnaker Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference.

To learn more about the Spinnaker Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated ______,1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, by calling us at (800) 426-7649 or writing us at: PO Box 34690, Seattle, WA 98124-1690.

SAFECO RESOURCE SERIES TRUST
     MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
          -     RST Equity Portfolio
          -     RST Growth Portfolio
          -     RST Northwest Portfolio
          -     RST Bond Portfolio
          -     RST Money Market Portfolio
          -     RST Small Company Stock Portfolio

FEDERATED INSURANCE SERIES
     MANAGED BY FEDERATED ADVISERS
          -     Federated High Income Bond Fund II
          -     Federated International Equity Fund II
          -     Federated Utility Fund II

LEXINGTON EMERGING MARKETS FUND
     MANAGED BY LEXINGTON MANAGEMENT CORPORATION
          -     Lexington Emerging Markets Fund, Inc.

LEXINGTON NATURAL RESOURCES TRUST
     MANAGED BY LEXINGTON MANAGEMENT CORPORATION
          -     Lexington Natural Resources Trust

SCUDDER VARIABLE LIFE INVESTMENT FUND
     MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
          -     Scudder Balanced Portfolio
          -     Scudder International Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
          -     VP Balanced
          -     VP International

VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")
     MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
          -     VIP II Contrafund Portfolio

VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")
     MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
          -     VIP III Growth Opportunities Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
     MANAGED BY INVESCO FUNDS GROUP, INC.
          -     INVESCO VIF-Realty Portfolio

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Dated:          ,1999
      ---------

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                                          PAGE
-------------------------------------------------------------------------------

SUMMARY

FEE TABLE

EXAMPLES

1.   THE ANNUITY CONTRACT
     Owner
     Annuitant
     Beneficiary
     Assignment

2.   ANNUITY PAYMENTS (INCOME PHASE)
     Changing Portfolios After the Annuity Date

3.   PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units
     Right to Examine

4.   INVESTMENT OPTIONS
     Variable Investment Options
     Fixed Account
     Transfers
     Dollar Cost Averaging
     Appreciation or Interest Sweep
     Portfolio Rebalancing
     Substitution

5.   EXPENSES
     Insurance Charges
     Annual Administration Maintenance Charge
     Contingent Deferred Sales Charge
     Withdrawal Charge
     Transfer Charge
     Premium Taxes
     Income or Other Taxes
     Portfolio Expenses

6.   TAXES
     Annuity Contracts in General
     Qualified Contracts
     Non-qualified Contracts
     Diversification
     Tax Withholding

7.   ACCESS TO YOUR MONEY
     Free Withdrawal Amount
     Healthcare Confinement
     Repetitive Withdrawals
     Withdrawal Restrictions on TSA or 403(b)
     Minimum Value

8.   PERFORMANCE

9.   DEATH BENEFIT
     Death of Owner before Annuity Date
     Death of Annuitant after Annuity Date
     Beneficiary Designation

10.  OTHER INFORMATION
     SAFECO Life
     Separate Account
     General Account
     Distribution (Principal Underwriter)
     Legal Proceedings
     Right to Suspend Annuity Payments, Transfers or Withdrawals
     Voting Rights
     Reduction of Charges or Additional Amounts Credited
     Year 2000
     Internet Information
     Financial Statements

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX
Accumulation Unit Value History

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contract certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                           PAGE
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Joint Owner
Non-qualified
Owner
Portfolios
Purchase Payment
Qualified
Tax Deferral

--------------------------------------------------------------------------------
                                     SUMMARY
--------------------------------------------------------------------------------
TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                               THEM IN MORE DETAIL.
--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This annuity contract is an agreement between you, the OWNER, and SAFECO Life Insurance Company ("SAFECO Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among any or all of our 18 variable investment PORTFOLIOS and 1 FIXED ACCOUNT. The value of the PORTFOLIOS can fluctuate up or down, based on the performance of the underlying investments. Your investment in the PORTFOLIOS is not guaranteed and you may lose money. The FIXED ACCOUNT offers an interest rate guaranteed by SAFECO Life. Your choices for the various investment options are found in Section 4.

Like most annuities, this contract has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the PORTFOLIOS you selected and/or the interest rate earned on the FIXED ACCOUNT. During the INCOME PHASE, you will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of your payments during the INCOME PHASE.

--------------------------------------------------------------------------------
ANNUITY PAYMENTS (INCOME PHASE)
--------------------------------------------------------------------------------

You can select from one of four payment options. This selection cannot be changed after your payments begin. During the INCOME PHASE, you have the same investment options you had during the ACCUMULATION PHASE. You can choose to have payments come from the FIXED ACCOUNT, the PORTFOLIOS or both. If you choose to have any part of your payments come from the PORTFOLIOS, the dollar amount of your payments may go up or down.

--------------------------------------------------------------------------------
PURCHASE
--------------------------------------------------------------------------------

You can buy this contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the ACCUMULATION PHASE. Lower limits apply to a contract purchased in connection with a qualified retirement plan. PURCHASE PAYMENTS can be as little as $100 if they are made automatically from your checking or savings account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You can put money in any or all of these PORTFOLIOS which are described in the prospectuses for the PORTFOLIOS:

MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
   -    RST Equity Portfolio
   -    RST Growth Portfolio
   -    RST Northwest Portfolio
   -    RST Bond Portfolio
   -    RST Money Market Portfolio
   -    RST Small Company Stock Portfolio

MANAGED BY FEDERATED ADVISERS
   -    Federated High Income Bond Fund II
   -    Federated International Equity Fund II
   -    Federated Utility Fund II

MANAGED BY LEXINGTON MANAGEMENT CORPORATION
   -    Lexington Emerging Markets Fund, Inc.
   -    Lexington Natural Resources Trust

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
   -    Scudder Balanced Portfolio
   -    Scudder International Portfolio

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   -    VP Balanced
   -    VP International

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   -    VIP II Contrafund Portfolio
   -    VIP III Growth Opportunities Portfolio

MANAGED BY INVESCO FUNDS GROUP, INC.
   -    INVESCO VIF-Realty Portfolio

Depending upon market conditions, you can make or lose money in any of these PORTFOLIOS. You may also allocate money to the FIXED ACCOUNT which credits guaranteed interest.

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the PORTFOLIOS. The insurance charges include: mortality and expense risk charge, 1.25%, and asset related administration charge, .15%. These are not charged on money allocated to the FIXED ACCOUNT.

Each contract year, we deduct a $30 annual administration maintenance charge from your contract. This charge is waived if the value of your contract is $50,000 or more.

If you take money out, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each PURCHASE PAYMENT. The charge is based upon the amount withdrawn and starts at 8% in the first contract year and decreases one percent each contract year until in the ninth and later contract years when there is no charge.

If more than one withdrawal is made during a contract year, a separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply.

You can transfer between investment options up to 12 times per contract year free of charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

There are also annual PORTFOLIO expenses which vary depending upon the PORTFOLIOS you select. In 1997, these expenses ranged from 0.57% to 1.84%.

The Fee Table and Examples following this Summary show you the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the OWNER transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

Generally, earnings and amounts equal to PURCHASE PAYMENTS made with pre-tax dollars are not taxed until you take them out. During the ACCUMULATION PHASE, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain qualified retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the INCOME PHASE, ANNUITY PAYMENTS are considered partly a return of your original investment and partly earnings, and are taxed in the year received.


--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You may take money out at any time during the ACCUMULATION PHASE unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular PURCHASE PAYMENTS. You may have to pay income taxes and tax penalties on any money you take out.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the PORTFOLIOS you choose. Past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before moving to the INCOME PHASE, your BENEFICIARY will receive a death benefit.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original PURCHASE PAYMENT. If required by law, we will return your original PURCHASE PAYMENT.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

 - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any PORTFOLIO or the FIXED ACCOUNT to any of the other PORTFOLIOS monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

 - Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the FIXED ACCOUNT or earnings from the RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any PORTFOLIO of your choice.

 - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each PORTFOLIO rebalanced quarterly, semi-annually or annually to maintain your specified allocation percentages.

 - Repetitive Withdrawals: You may elect to receive monthly, quarterly or annual checks during the ACCUMULATION PHASE. Any money you receive may result in contract charges, income taxes and tax penalties.

--------------------------------------------------------------------------------
INQUIRIES
--------------------------------------------------------------------------------

If you need more information, please contact us at:

     SAFECO LIFE INSURANCE COMPANY
     15411 N.E. 51ST STREET
     REDMOND, WA  98052
     800-426-7649
     http://www.SAFECO.com

--------------------------------------------------------------------------------
                       SAFECO SEPARATE ACCOUNT C FEE TABLE
--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES (See Note 1)
Contingent Deferred Sales Charge
     No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is a percentage of the amount withdrawn:

            year 1 . . . . 8%     year 4 . . . . .5%        year 7 . . . .2%
            year 2 . . . . 7%     year 5 . . . . .4%        year 8 . . . .1%
            year 3 . . . . 6%     year 6 . . . . .3%        year 9+. . . .0%

Withdrawal Charge
     No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
     No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

Annual Administration Maintenance Charge
     $30 per contract per contract year.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge  . . . . . . . . 1.25%
Asset Related Administration Charge. . . . . . . .  .15%
                                                    ----
Total Separate Account Annual Expenses . . . . . . 1.40%
                                                   -----
                                                   -----

-------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO EXPENSES
                                                                                          Other Expenses
 (as a percentage of average net assets)                                                  (after expense
                                                                        Management       reimbursement for      Total Annual
                                                                           Fees         certain Portfolios)  Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
 MANAGED BY SAFECO ASSET MANAGEMENT COMPANY (a)
           RST Equity Portfolio                                           .73%                  .02%               .75%
           RST Growth Portfolio                                           .74%                  .03%               .77%
           RST Northwest Portfolio                                        .73%                  .00%               .73%
           RST Bond Portfolio                                             .74%                  .00%               .74%
           RST Money Market Portfolio                                     .64%                  .00%               .64%
           RST Small Company Stock Portfolio                              .85%                  .10%               .95%
 MANAGED BY FEDERATED ADVISERS (a)
           Federated High Income Bond Fund II                             .51%                  .29%               .80%
           Federated International Equity Fund II                         .02%                 1.21%              1.23%
           Federated Utility Fund II                                      .48%                  .37%               .85%
 MANAGED BY LEXINGTON MANAGEMENT CORPORATION (a)
           Lexington Emerging Markets Fund, Inc.                          .85%                  .99%              1.84%
           Lexington Natural Resources Trust                             1.00%                  .25%              1.25%
 MANAGED BY SCUDDER KEMPER INVESTMENTS, INC. (a)
           Scudder Balanced Portfolio                                     .48%                  .09%               .57%
           Scudder International Portfolio                                .83%                  .17%              1.00%
 MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (a)
           VP Balanced                                                   1.00%                 0.00%              1.00%
           VP International                                              1.50%                 0.00%              1.50%
 MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY (b)
           VIP II Contrafund Portfolio                                    .60%                  .11%               .71%
           VIP III Growth Opportunities Portfolio                         .60%                  .14%               .74%
 MANAGED BY INVESCO FUNDS GROUP, INC. (a)
           INVESCO VIF-Realty Portfolio (c)                               .90%                  .20%              1.10%
-------------------------------------------------------------------------------------------------------------------------------

(a) In some cases the fund advisers agree to waive or reimburse all or a portion of the PORTFOLIO expenses. For those PORTFOLIOS where such an agreement exists, the expenses absent waiver or reimbursement would have been .94% for the RST Equity Portfolio; .90% for the RST Bond Portfolio; .81% for the RST Money Market Portfolio; ___% for the Federated High Income Bond Fund II; ___% for the Federated International Equity Fund II; ___% for the Federated Utility Fund II; ___% for the Lexington Emerging Markets Fund, Inc.; and 1.58% for the INVESCO VIF-Realty Portfolio. We have Fund Participation Agreements with all of the non-SAFECO fund managers.

(b) A portion of the brokerage commissions certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .68% for the VIP II Contrafund Portfolio and .73% for the VIP III Growth Opportunities Portfolio.

(c)  Estimated.

The above PORTFOLIO expenses were provided by the PORTFOLIOS. We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
                                     EXAMPLES
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  (a)  upon surrender at the end of each time period;
  (b)  if the contract is not surrendered or is annuitized.


                                                            1 year            3 years           5 years           10 years
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
      RST Equity Portfolio                                  (a) $ 97          (a) $128          (a) $161          (a) $257
                                                            (b) $ 23          (b) $ 70          (b) $120          (b) $257
      RST Growth Portfolio                                  (a) $ 97          (a) $129          (a) $162          (a) $259
                                                            (b) $ 23          (b) $ 70          (b) $121          (b) $259
      RST Northwest Portfolio                               (a) $ 96          (a) $128          (a) $160          (a) $255
                                                            (b) $ 22          (b) $ 69          (b) $119          (b) $255
      RST Bond Portfolio                                    (a) $ 97          (a) $128          (a) $161          (a) $256
                                                            (b) $ 23          (b) $ 70          (b) $119          (b) $256
      RST Money Market Portfolio                            (a) $ 96          (a) $125          (a) $156          (a) $246
                                                            (b) $ 22          (b) $ 67          (b) $114          (b) $246
      RST Small Company Stock Portfolio                     (a) $ 99          (a) $134          (a) $171          (a) $277
                                                            (b) $ 25          (b) $ 76          (b) $130          (b) $277
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY FEDERATED ADVISERS
      Federated High Income Bond Fund II                    (a) $ 97          (a) $130          (a) $163          (a) $262
                                                            (b) $ 23          (b) $ 71          (b) $122          (b) $262
      Federated International Equity Fund II                (a) $101          (a) $142          (a) $184          (a) $305
                                                            (b) $ 27          (b) $ 84          (b) $144          (b) $305
      Federated Utility Fund II                             (a) $ 98          (a) $131          (a) $166          (a) $267
                                                            (b) $ 24          (b) $ 73          (b) $125          (b) $267
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY LEXINGTON MANAGEMENT CORPORATION
      Lexington Emerging Markets Fund, Inc.                 (a) $107          (a) $159          (a) $212          (a) $362
                                                            (b) $ 34          (b) $102          (b) $173          (b) $362
      Lexington Natural Resources Trust                     (a) $101          (a) $143          (a) $185          (a) $307
                                                            (b) $ 28          (b) $ 85          (b) $145          (b) $307
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
      Scudder Balanced Portfolio                            (a) $ 95          (a) $123          (a) $152          (a) $238
                                                            (b) $ 21          (b) $ 64          (b) $111          (b) $238
      Scudder International Portfolio                       (a) $ 99          (a) $136          (a) $173          (a) $282
                                                            (b) $ 25          (b) $ 77          (b) $132          (b) $282
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
      VP Balanced                                           (a) $ 99          (a) $136          (a) $173          (a) $282
                                                            (b) $ 25          (b) $ 77          (b) $132          (b) $282
      VP International                                      (a) $104          (a) $150          (a) $197          (a) $330
                                                            (b) $ 30          (b) $ 92          (b) $157          (b) $330
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
      VIP II Contrafund Portfolio                           (a) $ 96          (a) $127          (a) $159          (a) $253
                                                            (b) $ 22          (b) $ 69          (b) $118          (b) $253
      VIP III Growth Opportunities Portfolio                (a) $ 97          (a) $128          (a) $161          (a) $256
                                                            (b) $ 23          (b) $ 70          (b) $119          (b) $256
---------------------------------------------------------------------------------------------------------------------------
 MANAGED BY INVESCO FUNDS GROUP, INC.
      INVESCO VIF-Realty Portfolio                          (a) $ 98          (a) $134          (a) $170          (a) $275
                                                            (b) $ 25          (b) $ 76          (b) $129          (b) $275
---------------------------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. There are situations where all or some of the OWNER transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

2. The examples do not reflect premium taxes that may apply depending on the state where you live.

3. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The Appendix contains an ACCUMULATION UNIT value history.

--------------------------------------------------------------------------------
1. THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes a variable annuity contract offered by SAFECO Life.

The annuity contract is an agreement between SAFECO Life and you, the OWNER, where we promise to pay you (or someone else you choose) an income in the form of ANNUITY PAYMENTS, beginning on a date you select, or a death benefit to your BENEFICIARY(IES). Before you begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contact is called a variable annuity because you can choose among 18 variable investment PORTFOLIOS in which you can make or lose money depending upon market conditions. The investment performance of the PORTFOLIO(S) you select affects the value of your contract and the amount of any variable ANNUITY PAYMENTS.

The contract also has a FIXED ACCOUNT. Your money earns interest at a rate we set. The annual effective interest rate credited to a PURCHASE PAYMENT will never be less than 3% and is guaranteed for at least 12 months. The total interest credited to you in the FIXED ACCOUNT affects the value of your contract. The amount of fixed ANNUITY PAYMENTS you receive remains level for the entire INCOME PHASE.

OWNER
The OWNER is as shown on the contract application, unless changed. You, as the OWNER, may exercise all ownership rights under the contract. Once ANNUITY PAYMENTS begin, the ANNUITANT is the OWNER.

The contract can be owned by JOINT OWNERS. Each JOINT OWNER has equal ownership rights and must exercise those rights jointly.

ANNUITANT
The ANNUITANT is the person on whose life ANNUITY PAYMENTS are based and who receives ANNUITY PAYMENTS. You are the ANNUITANT unless you designate someone else before ANNUITY PAYMENTS begin.

BENEFICIARY
The BENEFICIARY receives any benefit payable after you die, or if applicable, after the ANNUITANT dies.

ASSIGNMENT
You can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or other qualified retirement plan, your ability to assign the contract may be limited.

--------------------------------------------------------------------------------
2. ANNUITY PAYMENTS (INCOME PHASE)
--------------------------------------------------------------------------------

When you switch to the INCOME PHASE, the ANNUITANT will receive ANNUITY PAYMENTS beginning on the ANNUITY DATE. You may select or change an annuity option at any time prior to the ANNUITY DATE.

If you want to retain ownership rights in the contract after the ANNUITY DATE, including the right to receive ANNUITY PAYMENTS, you must designate yourself as the ANNUITANT. After the ANNUITY DATE, you cannot change or add an ANNUITANT, change your annuity option, or stop ANNUITY PAYMENTS. If you are not the ANNUITANT and ANNUITY PAYMENTS begin, there may be gift tax and income tax consequences.

You must take your money in a lump sum or begin ANNUITY PAYMENTS on the earlier of:

 -    the first available payment date after you elect to begin ANNUITY
      PAYMENTS;
 -    the latest ANNUITY DATE specified in your contract; or
 -    a different ANNUITY DATE if required by law.

You can choose separate ANNUITY DATEs for variable ANNUITY PAYMENTS and fixed ANNUITY PAYMENTS. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert ACCUMULATION UNITS to ANNUITY UNITS on the ANNUITY DATE. See the SAI for additional information.

     LIFE ANNUITY. The annuitant receives monthly ANNUITY PAYMENTS for life. ANNUITY PAYMENTS stop when the annuitant dies.

     LIFE ANNUITY WITH GUARANTEED PERIOD. The ANNUITANT receives monthly ANNUITY PAYMENTS for life with the promise that payments will be made for a guaranteed period, usually 10 or 20 years, as selected by you. If the ANNUITANT dies before all guaranteed payments have been made, the rest will be made to the BENEFICIARY. ANNUITY PAYMENTS stop the later of the date the ANNUITANT dies or the date the last guaranteed payment is made.

JOINT AND SURVIVOR LIFE ANNUITY. The ANNUITANT receives monthly ANNUITY PAYMENTS for life. After the ANNUITANT dies, the second ANNUITANT, if living, receives a specified percentage of each ANNUITY PAYMENT for life. At the time you elect ANNUITY PAYMENTS, you choose the second ANNUITANT and the percentage of payment the second ANNUITANT is to receive. ANNUITY PAYMENTS stop on the later of the date the ANNUITANT dies or the date the second ANNUITANT dies.

SYSTEMATIC WITHDRAWAL INCOME PLAN-TM-. The ANNUITANT receives substantially equal ANNUITY PAYMENTS based on:

     -    the ANNUITANT'S life expectancy; or
     - the joint life expectancy of the ANNUITANT and a BENEFICIARY, with at least 50% of the contract value expected to be distributed during the ANNUITANT'S life.


     ANNUITY PAYMENTS can be monthly, quarterly, or annually as selected by you. Each ANNUITY PAYMENT reduces the number of ACCUMULATION UNITS and/or value of the FIXED ACCOUNT in the contract. ANNUITY PAYMENTS continue until the ANNUITANT'S entire value in the PORTFOLIOS and/or FIXED ACCOUNT has been paid out. This option does not promise to make payments for the ANNUITANT'S life. If the ANNUITANT dies before all ANNUITY PAYMENTS have been made, there will be a death benefit payable to the BENEFICIARY. See
     Section 9 - Death Benefit for more information.

If you do not choose an annuity option by the ANNUITY DATE, we will make ANNUITY PAYMENTS under the Life Annuity with Guaranteed Period option, with payments guaranteed for 10 years, or less if required by law.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We require proof of age before beginning ANNUITY PAYMENTS that are based on life or life expectancy. If the age of any ANNUITANT has been misstated, ANNUITY PAYMENTS will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an ANNUITANT is living before we make any payment.

You can choose whether ANNUITY PAYMENTS will be made on a fixed basis, variable basis, or both. ANNUITY PAYMENTS based on investment in the FIXED ACCOUNT will stay the same. Any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOs will vary in amount depending on investment performance. If you don't tell us otherwise, ANNUITY PAYMENTS will be based on the investment allocations in place on the ANNUITY DATE. After the ANNUITY DATE, the ANNUITANT may not switch between fixed and variable ANNUITY PAYMENTS.

If you choose to have any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOs, the dollar amount of each payment will depend on:


     - the value of your contract in the PORTFOLIOs as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the ANNUITY DATE;
     -    an assumed investment return; and
     -    the investment performance of the PORTFOLIOs you selected.

If actual performance of the PORTFOLIOs exceeds the assumed investment return, the value of ANNUITY UNITS increases and subsequent ANNUITY PAYMENTS will be larger. Similarly, if the actual performance is less than the assumed investment return, the value of your ANNUITY UNITS decreases and subsequent ANNUITY PAYMENTS will be smaller. Under the Systematic Withdrawal Income Plan, ANNUITY PAYMENTS remain substantially equal. However, investment performance may increase or decrease the number of ACCUMULATION UNITS that will be liquidated to make substantially equal payments and may shorten or lengthen the period over which ANNUITY PAYMENTS are received.

CHANGING PORTFOLIOS AFTER THE ANNUITY DATE
After ANNUITY PAYMENTS start, the ANNUITANT may request to change PORTFOLIO elections once a month. Transfers are not allowed to or from the FIXED ACCOUNT. Certain election requests may be modified to ensure that the value remaining in a PORTFOLIO after the change is sufficient to satisfy any distribution requirements calculated for that tax year. Changes will affect the number of ANNUITY UNITS used to calculate ANNUITY PAYMENTS. See the SAI for more information.

--------------------------------------------------------------------------------
3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS
A PURCHASE PAYMENT is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a NON-QUALIFIED contract with a minimum initial investment of $2,000.
Additional PURCHASE PAYMENTS of $250 or more may be added at anytime during the ACCUMULATION PHASE. For a QUALIFIED contract, all PURCHASE PAYMENTS must be $30 or more. PURCHASE PAYMENTS for NON-QUALIFIED contracts and some QUALIFIED contracts may be made automatically from your checking or savings account for as little as $100. This is referred to as Systematic Investing. Initial PURCHASE PAYMENTS in Maine and South Carolina may never be less than $1,000, even if made in connection with a QUALIFIED contract or Systematic Investing.

Any PURCHASE PAYMENT in excess of $1 million requires our prior approval.

Your initial PURCHASE PAYMENT is normally credited to you within two days of our receipt. If your initial PURCHASE

PAYMENT is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five days, we will either return your PURCHASE PAYMENT or get your permission to keep it until we have received the necessary information. Your contract date is the date your initial PURCHASE PAYMENT and all required information are received at SAFECO Life.

We reserve the right to refuse any application or PURCHASE PAYMENT.

ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial PURCHASE PAYMENT by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent PURCHASE PAYMENTS will be allocated in the same proportion as your most recent PURCHASE PAYMENT (unless that was a PURCHASE PAYMENT you directed us to allocate on a one-time-only basis). You may change the way subsequent PURCHASE PAYMENTS are allocated by providing us with written instructions or by telephoning us, if we have your written authorization to accept telephone instructions. See "Transfers" as discussed in Section 4.

Once a PURCHASE PAYMENT is received, the portion to be allocated to the FIXED ACCOUNT is credited the day it is received. The portion to be allocated to the PORTFOLIOS is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your PURCHASE PAYMENT it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the PORTFOLIO(S) you choose. In order to keep track of this we use a unit of measure called an ACCUMULATION UNIT, which works like a share of a mutual fund. During the INCOME PHASE, we call them ANNUITY UNITS.

We calculate the value of an ACCUMULATION UNIT, for each PORTFOLIO, after the NYSE closes each day by:

     1.   determining the total value of the particular PORTFOLIO;
     2.   subtracting from that amount insurance and other charges; and
     3. dividing this amount by the number of outstanding ACCUMULATION UNITS of the particular PORTFOLIO.

The value of an ACCUMULATION UNIT may go up or down from day to day.

When you make PURCHASE PAYMENTS or transfers into a PORTFOLIO, we credit your contract with ACCUMULATION UNITS. Conversely, when you request a withdrawal or a transfer of money from a PORTFOLIO, ACCUMULATION UNITS are liquidated. In either case, the increase or decrease in the number of your ACCUMULATION UNITS is determined by taking the amount of the PURCHASE PAYMENT, transfer or withdrawal and dividing it by the value of an ACCUMULATION UNIT on the date the transaction occurs.

     EXAMPLE: On Monday we receive a $1,000 PURCHASE PAYMENT from you before the NYSE closes. You have told us you want this to go to the RST Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the RST Growth Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with
     29.31 ACCUMULATION UNITS for the RST Growth Portfolio.

RIGHT TO EXAMINE
You may cancel the contract without charge by returning it to us or your registered representative within the period stated on the front of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of PURCHASE PAYMENTS or the greater of the two depending on state requirements or if your contract is an IRA. Contract value may be more or less than PURCHASE PAYMENTS. When we are required to guarantee a return of PURCHASE PAYMENTS, we reserve the right to initially apply amounts designated for the PORTFOLIOS to the RST Money Market Portfolio until the contract is 15 days old. These amounts will then be allocated in the manner you selected unless you have canceled the contract.

--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS
Managed by SAFECO Asset Management Company
     -    RST Equity Portfolio
     -    RST Growth Portfolio
     -    RST Northwest Portfolio
     -    RST Bond Portfolio
     -    RST Money Market Portfolio
     -    RST Small Company Stock Portfolio

MANAGED BY FEDERATED ADVISERS
     -    Federated High Income Bond Fund II
     -    Federated International Equity Fund II
     -    Federated Utility Fund II

MANAGED BY LEXINGTON MANAGEMENT CORPORATION
     -    Lexington Emerging Markets Fund, Inc.
     -    Lexington Natural Resources Trust

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
     -    Scudder Balanced Portfolio
     -    Scudder International Portfolio

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
     -    VP Balanced
     -    VP International

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
     -    VIP II Contrafund Portfolio
     -    VIP III Growth Opportunities Portfolio

MANAGED BY INVESCO FUNDS GROUP, INC.
     -    INVESCO VIF-Realty Portfolio

Not all PORTFOLIOS listed above may be available for all contracts. Additional PORTFOLIOS may be available in the future. The PORTFOLIOS are not offered directly to the public but are available exclusively to life insurance companies as investment options for variable annuity and variable life insurance contracts.

EACH PORTFOLIO HAS ITS OWN INVESTMENT OBJECTIVE. YOU SHOULD READ THE PROSPECTUSES FOR THESE PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE INCLUDED WITH THIS PROSPECTUS AND MAY INCLUDE INFORMATION ON OTHER PORTFOLIOS NOT AVAILABLE UNDER THIS CONTRACT.

FIXED ACCOUNT
The contract also offers a FIXED ACCOUNT with interest rates that are guaranteed by SAFECO Life.

Each PURCHASE PAYMENT will be credited with the interest rate established for the date that we receive the PURCHASE PAYMENT. This rate will apply to the PURCHASE PAYMENT for at least 12 months from the date we receive it.

Thereafter we can adjust the interest rate. Adjusted rates will apply to PURCHASE PAYMENTS and their credited interest for at least 12 months, when the rate can be adjusted again.

Different interest rates may apply to each of your PURCHASE PAYMENTS depending on the interest rate established for the date we receive the PURCHASE PAYMENT and any subsequent rate adjustments. Annual effective interest rates will never be less than 3%.

TRANSFERS
During the ACCUMULATION PHASE you can transfer money among the PORTFOLIOS and the FIXED ACCOUNT 12 times per contract year free of charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500. In addition to this $500 minimum, transfers out of the FIXED ACCOUNT are limited to a maximum of 10% of the FIXED ACCOUNT value per contract year. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.

We will accept transfers by written request or by telephone. Each transfer must identify:

     -    your contract;
     -    the amount of the transfer; and
     -    which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on
your behalf.   We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

DOLLAR COST AVERAGING
This is an investment strategy designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any PORTFOLIO or the FIXED ACCOUNT to any of the other PORTFOLIOS. This is not available from the FIXED ACCOUNT if there have been other withdrawals or transfers from the FIXED ACCOUNT during the contract year. These transfers will not count against your 12 free transfers per contract year as long as you continue Dollar Cost Averaging for at least six months. You can initiate these transfers any time by completing a form we will provide upon request.

Quarterly Dollar Cost Averaging transfers from the FIXED ACCOUNT are limited to 4% (1.33% monthly) of your value in the FIXED ACCOUNT as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the PORTFOLIOS.

Dollar Cost Averaging will stop if:

     - you do not have enough money in the "source" investment option (remaining balance will be transferred);
     -    you make any other transfer from the "source" investment option;
     -    your requested number of transfers have been made;
     -    you surrender your contract; or
     -    you instruct us to stop.

APPRECIATION OR INTEREST SWEEP
If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% from the RST Money Market Portfolio or earned interest up to 10% from the FIXED ACCOUNT to the other PORTFOLIOS monthly, quarterly or annually. This is not available from the RST Money Market Portfolio if transfers from the RST Money Market Portfolio are occurring under Dollar Cost Averaging. This is not available from the FIXED ACCOUNT if there have been other withdrawals or transfers from the FIXED ACCOUNT during the contract year. These transfers are not taken into account in determining any transfer charge unless you stop these transfers before six have been made.

PORTFOLIO REBALANCING
After your money has been invested, the performance of the PORTFOLIOS may cause the percentage in each PORTFOLIO to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the PORTFOLIOS to maintain a predetermined mix quarterly, semiannually or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the FIXED ACCOUNT. You can start or stop Portfolio Rebalancing once each contract year.

SUBSTITUTION
If any shares of the PORTFOLIOS are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another PORTFOLIO. We will seek prior approval of the SEC and give you notice before doing this.

--------------------------------------------------------------------------------
5. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES
Each day, we make deductions for our insurance charges. We do this as part of our calculation of the value of ACCUMULATION and ANNUITY UNITS. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the asset related administration charge.

     MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each PORTFOLIO. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

     ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to .15% of the average daily net asset value of each PORTFOLIO. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract, confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. We do not intend to profit from this charge. The rate of the asset related administration charge will not be increased.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
During the ACCUMULATION PHASE we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you make a complete withdrawal. This charge is for administrative expenses (see above) and may be changed but may never exceed $35 per contract year. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the INCOME PHASE we will not deduct this charge unless you have chosen the Systematic Withdrawal Income Plan as your annuity option and your contract value is less than $50,000.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge will be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, this contract bases contingent deferred sales charge on the age of your contract, not on the length of time each PURCHASE PAYMENT is in your contract. Subsequent PURCHASE PAYMENTS do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount you withdraw. It starts at 8% in the first contract year and declines one percent each contract year as follows:

--------------------------------------------------------------------------------
Contract Year     1       2      3      4       5      6       7      8       9+
--------------------------------------------------------------------------------
CDSC             8%      7%      6%    5%      4%     3%      2%     1%       0%
--------------------------------------------------------------------------------

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract.

We will not assess the contingent deferred sales charge for:

     -    ANNUITY PAYMENTS;
     -    Repetitive Withdrawals taken over life expectancy;
     -    withdrawals during eligible healthcare confinement; and
     -    death benefits.

WITHDRAWAL CHARGE
We will deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in any contract year. This charge is deducted from the remaining value in your contract.

We will not deduct this charge for ANNUITY PAYMENTS or Repetitive Withdrawals.

TRANSFER CHARGE
You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing it will not be counted as part of your 12 free transfers.

PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes vary by state and are subject to change. Some states charge for these taxes at the time each PURCHASE PAYMENT is made. In this case, PURCHASE PAYMENTS as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when ANNUITY PAYMENTS begin. We may make a deduction from your contract for the payment of these taxes.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various PORTFOLIOS. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the enclosed PORTFOLIO prospectuses.

--------------------------------------------------------------------------------
6. TAXES
--------------------------------------------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Under the Internal Revenue Code of 1986, as amended ("Code"), you generally do not pay tax on contract earnings until received. Different tax rules apply to PURCHASE PAYMENTS and distributions depending on how you take money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

QUALIFIED CONTRACTS
Contracts purchased as an IRA, Roth IRA, TSA, or specially sponsored retirement plan, are referred to as QUALIFIED contracts. To the extent PURCHASE PAYMENTS have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income.

QUALIFIED plans are subject to special rules and limits on PURCHASE PAYMENTS and distributions that vary according to the type of plan. Ineligible or excess contributions to certain plans can result in substantial penalties and possible loss of the contract's or plan's QUALIFIED status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age
59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

In some cases, you must satisfy plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

NON-QUALIFIED CONTRACTS
Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, or specially sponsored retirement plan, are referred to as NON-QUALIFIED contracts and receive different tax treatment than QUALIFIED contracts. Your cost basis equals the total amount of the after-tax PURCHASE PAYMENTS remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from PURCHASE PAYMENTS. Contracts issued by the same insurer to the same OWNER in the same year are treated as one contract for tax purposes. Distributions from NON-QUALIFIED contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to PURCHASE PAYMENTS are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

DIVERSIFICATION
Variable annuity contracts receive TAX DEFERRAL as long as investment in the PORTFOLIOS meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among PORTFOLIOS without paying income tax until you take money out.

We believe the PORTFOLIOs offered under this contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of PORTFOLIOS you can select from, and the extent to which you can make
transfers.   If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

--------------------------------------------------------------------------------
7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Under your contract, money may be accessed:

     -    by withdrawing all or some of your money during the ACCUMULATION
          PHASE;
     - by receiving payments during the INCOME PHASE (see Section 2 - Annuity Payments); or
     - when a death benefit is paid to your BENEFICIARY (see Section 9 - Death Benefit).

During the ACCUMULATION PHASE, you can take money out by writing to us. Withdrawals must be at least $250. Unless you tell us differently, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the PORTFOLIOS will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract, an annual administration maintenance charge. There are situations where all or some of these charges don't apply. See Section 5 - Expenses for a discussion of the charges.

FREE WITHDRAWAL AMOUNT
Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. There is no withdrawal charge on the first withdrawal you make in a contract year.

HEALTHCARE CONFINEMENT
If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in a eligible healthcare facility if:

     -    the confinement began after your contract date; and
     - we receive confirmation that your confinement has continued for 60 or more consecutive days.

REPETITIVE WITHDRAWALS
You may request Repetitive Withdrawals at a predetermined frequency and amount. The same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)
Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

     -    you attain age 59 1/2;
     -    you leave your job;
     -    you die or become disabled as defined by the Code;
     -    you experience a qualifying hardship (applies to contributions only);
          or
     - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain QUALIFIED plans.

MINIMUM VALUE
If, after a withdrawal, the value in any PORTFOLIO or the FIXED ACCOUNT is less than $500, the remaining amount will also be withdrawn. If, after a withdrawal, the remaining contract value is less than $500 ($1,000 in Maine and South Carolina), the entire contract value will be withdrawn and your contract will terminate.

Withdrawals, including any charges, reduce the number of ACCUMULATION UNITS in the PORTFOLIOS and/or the value of the FIXED ACCOUNT as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

--------------------------------------------------------------------------------
8. PERFORMANCE
--------------------------------------------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return" and "average annual total return" for some or all of the PORTFOLIOs. Some of the PORTFOLIOs have been in existence prior to being offered in the contract.
We calculate performance data of any period prior to the PORTFOLIO being offered in the contract as if the PORTFOLIO had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable contracts issued by different companies. It uses set time periods and PURCHASE PAYMENT amounts and reflects the annual administration maintenance charge and the contingent deferred sales charge.

Non-standardized performance helps you compare performance of PORTFOLIOs within a contract. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and PURCHASE PAYMENT amounts and may not reflect all of the charges included in standardized figures. For this reason, non-standardized PORTFOLIO performance may appear higher.

Each PORTFOLIO may, from time to time, advertise performance relative to certain performance rankings and indices compiled on an industry-wide basis, for example:

     - "Lipper Variable Insurance Products Performance Analysis" monitors performance for variable annuity PORTFOLIOs and is published by Lipper Analytical Services, Inc.
     - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.
     - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the PORTFOLIOs and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

--------------------------------------------------------------------------------
9. DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH OF OWNER BEFORE ANNUITY DATE
If you die before ANNUITY PAYMENTS start or while you are receiving ANNUITY PAYMENTS under the Systematic Withdrawal Income Plan, we will pay a death benefit under your contract as follows to the:

     -    surviving OWNER or JOINT OWNER; or if none, then
     -    surviving primary BENEFICIARIES; or if none, then
     -    surviving contingent BENEFICIARIES; or if none, then
     -    estate of the last OWNER to die.

The death benefit is the higher of:

     1)   your current contract value; or
     2) if you are a sole OWNER or the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit.

When determining the higher of (1) or (2) above, the calculations are based on the earlier of:

     - the date we receive proof of death and the BENEFICIARY'S election of how to receive payment; or
     -    six months from the date of death.

The initial Minimum Guaranteed Death Benefit is equal to your first PURCHASE PAYMENT. It is reset on each 8-year contract anniversary until the oldest OWNER attains age 72. The reset benefit is equal to the immediately preceding Minimum Guaranteed Death Benefit or is "stepped up" to your contract value on that date, if higher.

The Minimum Guaranteed Death Benefit is increased by additional PURCHASE PAYMENTS and immediately adjusted for:

     -    withdrawals;
     - amounts paid to you as ANNUITANT under the Systematic Withdrawal Income Plan;
     - any amounts paid or payable to a surviving ANNUITANT under the Systematic Withdrawal Income Plan; and
     - any portion of the contract value converted to ANNUITY UNITS as a result of switching to the INCOME PHASE.

The death benefit is also reduced dollar for dollar for any withdrawals made after the OWNER's death, including repayment of any loans.

The death benefit is immediately payable upon the death of the first OWNER to die or, if the OWNER is not an individual (e.g. a corporation or trust), on the death of the first ANNUITANT prior to the ANNUITY DATE. To pay the death benefit, we need proof of death such as a certified copy of a death certificate, plus written direction from your BENEFICIARY regarding how he or she wants to receive the money.

If a death for which the death benefit is payable occurred more than six months before we received proof of death or the BENEFICIARY selected how to receive payment, the value of the benefit will be determined as of six months after the date of death. From this point on the benefit value will be subject to investment performance and applicable contract charges until the date payment is made. This value may go up or down. Thus, BENEFICIARIES should notify us of a death as promptly as possible to limit their risk of a decline in benefit value.


A BENEFICIARY under a NON-QUALIFIED contract may elect to receive the death benefit as:

     1)   a lump sum made no later than five years from the date of death; or
     2) ANNUITY PAYMENTS made over the BENEFICIARY's life or life expectancy. To receive ANNUITY PAYMENTS, the BENEFICIARY must make this election within 60 days from our receipt of proof of death. ANNUITY PAYMENTS must begin within one year from the date of death. Once ANNUITY PAYMENTS begin they cannot be changed.

A BENEFICIARY under a QUALIFIED contract may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

DEATH OF ANNUITANT AFTER ANNUITY DATE
After the ANNUITY DATE the ANNUITANT is the OWNER. Once ANNUITY PAYMENTS start, there is no longer a death benefit under the contract unless the last ANNUITANT dies while receiving PAYMENTS under the Systematic Withdrawal Income Plan.
Other annuity options may direct remaining guaranteed payments to the BENEFICIARY. All ANNUITY PAYMENTS will be distributed to the BENEFICIARY at least as rapidly as they would have been made to the ANNUITANT. See Section 2 - Annuity Payments for more information.

BENEFICIARY DESIGNATION
You may designate BENEFICIARIES on your contract application or by sending us a signed and dated request. You may change the BENEFICIARY at any time. An irrevocable BENEFICIARY must consent in writing to any change. A new BENEFICIARY designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any BENEFICIARY designation nor for any actions we may take prior to receiving and recording a BENEFICIARY change.

--------------------------------------------------------------------------------
10. OTHER INFORMATION
--------------------------------------------------------------------------------

SAFECO LIFE
SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish SAFECO Separate Account C ("Separate Account") under Washington law on February 3, 1995. The Separate Account holds the assets that underlie contract values invested in the PORTFOLIOS. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the contract are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.

GENERAL ACCOUNT
If you put your money into the FIXED ACCOUNT, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract OWNERS as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the FIXED ACCOUNT or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the FIXED ACCOUNT. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The contracts are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 6% of PURCHASE PAYMENTS. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS OR WITHDRAWALS
We may be required to suspend or postpone payment of ANNUITY PAYMENTS, transfers, or withdrawals from the PORTFOLIOS for any period of time when:

     -    the NYSE is closed (other than customary weekend or holiday closings);
     -    trading on the NYSE is restricted;
     - an emergency exists such that disposal of or determination of the value of the PORTFOLIO shares is not reasonably practicable; or
     -    the SEC, by order, so permits for your protection.


Additionally, we reserve the right to defer payment of ANNUITY PAYMENTS, transfers, or withdrawals from the FIXED ACCOUNT for the period permitted by law, but not for more than six months.

VOTING RIGHTS
SAFECO Life is the legal owner of the PORTFOLIOS' shares. However, when a PORTFOLIO solicits proxies in conjunction with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing OWNER transaction charges (including the contingent deferred sales charge) or crediting additional FIXED ACCOUNT interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

YEAR 2000
Like other insurance, mutual fund, financial and business organizations, and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisers, or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000. However, with approximately 90% of its systems year 2000 ready, SAFECO Life is currently developing business continuity plans for year 2000 contingencies.

INTERNET INFORMATION
You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Spinnaker Variable Annuity Contract you can obtain specific information about your contract and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.

FINANCIAL STATEMENTS
The financial statements of SAFECO Life and SAFECO Separate Account C have not been included in the Statement of Additional Information. These financial statements will be added by amendment at a later date.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account

Experts

Distribution

Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
                                                              APPENDIX
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes ACCUMULATION UNIT values for the periods indicated.  This data has been extracted from the Separate
Account's Financial Statements.  This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                                                                1997             1996          1995           1994
                                                                                ----             ----          ----           ----
 SAFECO RESOURCE EQUITY SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $24.528
      December 31 value                                                       $48.808          $39.633       $32.209        $25.373
      December 31 units                                                     1,868,135        1,055,113       438,184        144,290

 SAFECO RESOURCE GROWTH SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $13.910
      December 31 value                                                       $38.410          $26.928       $20.668        $14.864
      December 31 units                                                     2,188,705        1,244,669       479,054        154,127

 SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $10.073
      December 31 value                                                       $15.388          $11.905       $10.737        $10.134
      December 31 units                                                       445,999          146,690        58,302         22,082

 SAFECO RESOURCE BOND SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $16.217
      December 31 value                                                       $19.130          $17.915       $18.045        $15.521
      December 31 units                                                       164,114          112,876        35,531         14,107

 SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $13.526
      December 31 value                                                       $15.413          $14.874       $14.370        $13.811
      December 31 units                                                       469,011          251,704        98,132        124,541

 SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT
      May 1 value (initial public offering)                                   $10.000
      December 31 value                                                       $12.731
      December 31 units                                                       246,308

 SCUDDER INTERNATIONAL SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $10.948
      December 31 value                                                       $14.008          $13.022       $11.504        $10.498
      December 31 units                                                       595,188          545,285       278,030        137,600

 SCUDDER BALANCED SUB-ACCOUNT
      February 11 value (initial public offering)                                                                           $10.435
      December 31 value                                                       $16.872          $13.771       $12.481         $9.988
      December 31 units                                                       784,022          660,227       134,772         49,575

 LEXINGTON NATURAL RESOURCES SUB-ACCOUNT
      January 25 value (initial public offering)                                               $11.330
      December 31 value                                                       $14.952          $14.148
      December 31 units                                                       304,593           73,555




 ACCUMULATION UNIT VALUE HISTORY (CONTINUED)

 LEXINGTON EMERGING MARKETS SUB-ACCOUNT
      January 25 value (initial public offering)                                               $10.350
      December 31 value                                                        $8.670           $9.946
      December 31 units                                                       192,647           86,353

 FEDERATED UTILITY SUB-ACCOUNT
      January 25 value (initial public offering)                                               $11.110
      December 31 value                                                       $15.135          $12.117
      December 31 units                                                       263,094           83,361

 FEDERATED HIGH INCOME BOND SUB-ACCOUNT
      January 25 value (initial public offering)                                                $9.870
      December 31 value                                                       $12.236          $10.899
      December 31 units                                                       300,924           40,629

 FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT
      January 25 value (initial public offering)                                               $10.220
      December 31 value                                                       $12.003          $11.056
      December 31 units                                                       127,307           34,059

 AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
      January 25 value (initial public offering)                                                $7.020
      December 31 value                                                        $9.008           $7.887
      December 31 units                                                       350,262           23,490

 AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
      January 25 value (initial public offering)                                                $5.330
      December 31 value                                                        $7.039           $6.016
      December 31 units                                                       467,855           24,432

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                           SPINNAKER-TM- VARIABLE ANNUITY
                        STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                                      ISSUED BY
                             SAFECO SEPARATE ACCOUNT C
                                        AND
                           SAFECO LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Individual Flexible Purchase Payment Deferred Variable Annuity Contract.

The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-426-7649 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the Prospectus are both dated ________,1999.


                                 TABLE OF CONTENTS

                                                                           Page
                                                                           ----
SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Mortality and Expense Guarantee. . . . . . . . . . . . . . . . . . . . . . .

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Reduction or Elimination of Contingent Deferred Sales Charge . . . . . . . .

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Yield. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Performance Comparison . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Tax Comparison . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Diversification. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Multiple Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Contracts Owned by Other than Natural Persons. . . . . . . . . . . . . . . .
  Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Tax Treatment of Withdrawals - Non-Qualified Contracts . . . . . . . . . . .
  Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Tax Treatment of Withdrawals - Qualified Contracts . . . . . . . . . . . . .
  Tax Sheltered Annuities - Withdrawal Limitations . . . . . . . . . . . . . .

ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Variable Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A

                                   SEPARATE ACCOUNT

SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. We established SAFECO Separate Account C ("the Separate Account") on February 3, 1995, to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the contract. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Contract values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the contracts.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO Life and the Separate Account committee. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract for the reasons described above, or because of the premature death of the annuitant after the annuity date.

MORTALITY AND EXPENSE GUARANTEE
We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk charge may be utilized to meet such excess distribution expenses. We have represented in documents filed with the SEC that the mortality and expense risk charge is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice. Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and owners.

                                      EXPERTS

The financial statements of SAFECO Separate Account C and SAFECO Life Insurance Company and Subsidiaries, to be included herein by post-effective amendment at a later date, will be audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon. Such financial statements will be included later in reliance on their reports given upon the authority of such firm as experts in accounting and auditing.

                                     DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts. The contracts issued by the Separate Account are offered on a continuous basis.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                              PERFORMANCE INFORMATION

TOTAL RETURN
"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including mortality and expense risk charges, the annual administration maintenance charge, the asset related administration charge, and any other charges against contract value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge, since the contracts are intended as long-term products.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and reflect the annual administration maintenance charge and the contingent deferred sales charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been invested, and without the annual administration maintenance charge and/or with or without the contingent deferred sales charge. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the life of the portfolio), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:
                                          n
                                  P(1 + T)  = ERV
where:
P    = a hypothetical initial payment of $1,000;
T    = the average annual total return;
n    = the number of years; and
ERV  = the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD
Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking in to account capital gains or losses. Yield figures will reflect deduction of the annual administration maintenance charge which is assessed on an annual basis to contract owners whose contract value is less than $50,000, but will not reflect any applicable contingent deferred sales charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                           365/7
                Effective Yield = [(Base Period Return + 1)     ] - 1

For the RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.

Yield for portfolios other than RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:
                                                    6
                            Yield = 2[((a-b)/cd + 1)  - 1]
where:
a    = net investment income earned during the period by the corresponding portfolio;
b    = expenses accrued for the period (net of any reimbursements);
c    = the average daily number of accumulation units outstanding during the period; and
d    = the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Again, yield figures will reflect deduction of the annual administration maintenance charge which is assessed on an annual basis to owners whose contract value is less than $50,000, but will not reflect any applicable contingent deferred sales charge.

PERFORMANCE COMPARISON
The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                                 FEDERAL TAX STATUS

NOTE
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this SAI or the Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS
The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g. a corporation or certain other entities. Such contracts generally may be treated as annuities for federal income tax purposes . However, this treatment is not applied to a contract held by certain trusts or other entities as an agent for a natural person nor to contracts held by qualified plans. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing a contract.

INCOME TAX WITHHOLDING
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions; or d) the portion of distributions not ineludible in gross income (i.e. returns of after-tax contributions). You should consult your own tax counsel or other tax advisor regarding income tax withholding.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS
The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Following are general descriptions of some types of qualified plans with which the contracts are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued in connection with a qualified plan.

Contracts issued in connection with qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Section 408A includes limits on how much you may contribute to a Roth Individual Retirement Annuity and when distributions may commence. Qualified distributions from Roth Individual Retirement Annuities are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or
     (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a regular Individual Retirement Account or Annuity to a Roth Individual Retirement Annuity. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

d.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner or annuitant; (h) distributions made to an owner or annuitant to pay qualified higher education expenses; and (i) distributions made to an owner or annuitant for first home purchases. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.
If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner or annuitant.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                                  ANNUITY PROVISIONS

ANNUITY UNIT VALUE
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment rate of 4% on which the annuity tables are based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor for the valuation period for which the value is being calculated, and dividing the result by a factor to adjust for the assumed investment return of 4% used in calculating the annuity rate tables.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS
The amount of the first annuity payment under a contract will be determined on the basis of the annuity option selected, the annuity purchase rate, the date of birth of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each investment option determined by applying the contract value, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the variable annuity tables contained in the contract (which are guaranteed for the duration of the contract). For variable annuitizations which take place beginning in the year 2000-2009, an age setback of one year will be used; for those beginning in the year 2010-2019, an age setback of two years will be used; and so on with an additional one year age setback for each additional ten years.

The number of annuity units in each portfolio to be credited to the annuitant is determined by dividing the amount of the first annuity payment from that portfolio by the value of an annuity unit as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the annuitant changes portfolio elections. The value of annuity units in each portfolio will fluctuate with the investment experience of the portfolios.

The dollar amount of the variable portion of each annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units per portfolio by the value of an annuity unit (for that investment option) as of the 15th day of the preceding month.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant with an adjusted age 63, who has elected a life variable annuity payment plan with a guarantee period of 10 years with the assumed investment rate of 4%. (Option 2, as described in the Prospectus).

     (1)  Assumed number of accumulation units in a portfolio on maturity date. . . . . . . . . . . . . . . . . . . . . . . . 25,000

     (2)  Assumed value of an accumulation unit in a portfolio
          at maturity. . . . . . . . . . . . . . . . . . . . . . . . $12.5000

     (3)  Cash value of contract at maturity, (1) x (2). . . . . . . $312,500

     (4)  Consideration required to purchase $1 of monthly
          annuity from annuity rate table. . . . . . . . . . . . . . .$183.53

     (5)  Amount of first payment from a portfolio, (3) divided by (4) . . . . . . . . . . . . . . . . . . . . . . . . . .$1,702.72

     (6)  Assumed value of annuity unit in a portfolio at
          maturity . . . . . . . . . . . . . . . . . . . . . . . . . $13.0000

     (7)  Number of annuity units credited in a portfolio, (5)
          divided by (6) . . . . . . . . . . . . . . . . . . . . . . 130.9785

The $312,500 value at maturity provides a first payment from the portfolio of $1,702.72, and payments thereafter of the varying dollar value of 130.9785 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 130.9785 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 130.9785 multiplied by $13.25, or $1,735.46.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the net investment rate for the following month was less than the assumed investment rate of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 130.9785 x $12.75, or $1,669.98.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

                                 FINANCIAL STATEMENTS

The consolidated financial statements of the Company and subsidiaries are not included herein. This information along with the "Consent of Independent Auditors" will be added by amendment to be filed under Rule 485(b), prior to this registration's effective date.

                                 FINANCIAL STATEMENTS
                      (To be added by Post-Effective Amendment)

                              SAFECO SEPARATE ACCOUNT C
                                        PART C
                                  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The audited financial statements of SAFECO Separate Account C and SAFECO Life Insurance Company are not included in the Statement of Additional Information of this Registration Statement. These statements will be filed by subsequent post-effective amendment:

     REGISTRANT:
          Statement of Assets and Liabilities as of December 31, 1998. Statement of Operations and Changes in Net Assets for the year or period ended December 31, 1998 and 1997.
          Notes to Financial Statements (including accumulation unit data).

     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
          Consolidated Balance Sheet as of December 31, 1998 and 1997. Statement of Consolidated Income for the years ended December 31, 1998, 1997 and 1996.
          Statement of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996.
          Statement of Consolidated Cash Flows for the years ended December 31, 1998, 1997 and 1996.
          Notes to Consolidated Financial Statements.

b.   EXHIBITS


Exhibit Number      Description of Document
--------------      -----------------------
     1.         Resolution of Board of Directors of SAFECO authorizing the establishment of the Separate Account.  1/

     2.         Not Applicable.

     3.   (i)   Form of Principal Underwriter's Agreement.  1/
          (ii)  Selling Agreement.   2/

     4.   (i)   Individual Flexible Purchase Payment Deferred Variable
                Annuity Contracts.  2/
          (ii)  Riders and Endorsements.  2/

     5.         Application for Annuity Contract.  2/

     6.   (i)   Copy of Articles of Incorporation of SAFECO.  1/
          (ii)  Copy of the Bylaws of SAFECO.  1/

     7.         Not Applicable.

     8.a. (i)   Fund Participation Agreement (Scudder).  2/
          (ii)  Reimbursement Agreement (Scudder).  2/
          (iii) Participating Contract and Policy Agreement (Scudder).  2/
          (iv)  Services Agreement (Scudder).  6/

     8.b. Participation Agreement by and among SAFECO Life Insurance Company,
          Federated Insurance  Series, on behalf of the Federated High Income
          Bond Fund II, Federated International Equity Fund II, Federated



                                         -9-


          Utility Fund II, Federated Securities Corp. and Federated Advisers.
          3/

     8.c. Participation Agreement by and among SAFECO Life Insurance Company,
          Lexington Emerging Markets Fund, Inc., Lexington Natural Resources
          Trust, and Lexington Management Corporation.  3/

     8.d  Participation Agreement by and among SAFECO Life Insurance Company,
          TCI Portfolios, Inc. and/or Adviser for TCI Balanced Fund and TCI
          International Fund.  4/

     8.e. Form of Participation Agreement (Fidelity).  5/

     8.f. Participation Agreement by and among INVESCO Variable Investment
          Funds, Inc., INVESCO Funds Group, Inc. and SAFECO Life Insurance
          Company.  6/

     9.   Opinion and Consent of Counsel.

     10.  Consent of Independent Auditors.  7/

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Calculation of Performance Information.  3/

     14.  Power of Attorney.  6/

     15.  Representation of Counsel.


1/ Incorporated by reference to SAFECO Separate Account C's registration statement filed on Form N-4, filed with the Securities and Exchange
          Commission on June 16, 1995.  (Files No. 33-60331 and 811-8052).

2/ Incorporated by reference to Registrants Post-Effective Amendment filed with the SEC on December 29, 1995 (File No. 33-69712).

3/ Incorporated by reference to Registrants Post-Effective Amendment filed with the SEC on April 29, 1996 (File No. 33-69712).

4/        Incorporated by reference to Post-Effective Amendment of SAFECO
          Separate Account C filed with the SEC on April 29, 1996 (File No.
          33-60331).

5/        Incorporated by reference to Post-Effective Amendment of SAFECO
          Separate Account SL filed with the SEC on April 30, 1997 (File No.
          33-10248).

6/ Incorporated by reference to Registrants Post-Effective Amendment filed with the SEC on May 1, 1998 (File No. 33-69712).

7/        To be filed by post-effective amendment.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Separate Account C or the variable annuity contracts offered through SAFECO

Separate Account C. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

     Name                          Position with SAFECO
     ----                          --------------------
*    Roger H. Eigsti               Director, Chairman of the Board

     Randall H. Talbot             Director and President

     Richard E. Zunker             Director and Vice Chairman

*    Boh A. Dickey                 Director

     Roger F. Harbin               Executive Vice President, Actuary

     John P. Fenlason              Senior Vice President

*    Rod A. Pierson                Director, Senior Vice President
                                   and Secretary

*    Donald S. Chapman             Director

*    James W. Ruddy                Director

**   Dale E. Lauer                 Director

*    W. Randall Stoddard           Director

     James T. Flynn                Vice President, Controller
                                   and Assistant Secretary

     Michael J. Kinzer             Vice President and Chief Actuary

*    Ronald L. Spaulding           Director, Vice President and Treasurer

     William C. Huff               Actuary

     George C. Pagos               Associate General Counsel,
                                   Vice President and Assistant
                                   Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, Washington 98185.
** The principal business address of Dale Lauer is 500 N. Meridian Street, Indianapolis, IN 46204.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines

Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville, Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.

No person is directly or indirectly controlled by Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1998, there were 12,903 Contract Owners of the Registrant.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.



ITEM 29.  PRINCIPAL UNDERWRITERS

     a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

     b. The following information is provided for each principal officer and director of the principal underwriter:

          Name and Principal            Positions and Offices
          Business Address*             with Underwriter
          -----------------             ---------------------
          Rod A. Pierson                Director
          Ronald Spaulding              Director
          David F. Hill                 Director, President and Secretary
          Neal A. Fuller                Vice President, Controller, Treasurer,
                                        Financial Principal and Assistant
                                        Secretary

     *The business address for all individuals listed is SAFECO Plaza, Seattle, Washington 98185.

     c. During the fiscal year ended December 31, 1997, PNMR Securities, Inc., through SAFECO Securities, Inc., received $4,615,262 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. PNMR did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 15411 N.E. 51st Street, Redmond, Washington 98052, and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 4th day of December, 1998.

                                   SAFECO Separate Account C
                                   -------------------------
                                        Registrant

                                   By:  SAFECO Life Insurance Company
                                        -----------------------------

                                   By:  /S/ RANDALL H. TALBOT
                                        ---------------------
                                        Randall H. Talbot, President


                                        SAFECO Life Insurance Company
                                        -----------------------------
                                                  Depositor


                                   By:  /S/ RANDALL H. TALBOT
                                        ---------------------
                                        Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Name                                    Title                              Date
----                                    -----                              ----


DONALD S. CHAPMAN*                      Director
--------------------------
Donald S. Chapman




/S/ BOH A. DICKEY                       Director
-------------------------
Boh A. Dickey


R. H. EIGSTI*                           Director and Chairman
-------------------------
R. H. Eigsti



JAMES T. FLYNN*                         Vice President, Controller and
-------------------------               Assistant Secretary (Principal
James T. Flynn                          Accounting Officer)

RONALD SPAULDING*                       Director,  Vice
--------------------------              President and Treasurer
Ronald Spaulding


ROD A. PIERSON*                         Director, Senior Vice
--------------------------              President and Secretary
Rod Pierson


JAMES W. RUDDY*                         Director
--------------------------
James W. Ruddy


W. RANDALL STODDARD*                    Director
--------------------------
W. Randall Stoddard


DALE E. LAUER*                          Director
--------------------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                   Director and President (Principal
--------------------------              Executive Officer)
Randall H. Talbot



RICHARD E. ZUNKER*                      Director and Vice Chairman
--------------------------
Richard E. Zunker



                                             *By: /S/ BOH A. DICKEY
                                                  -----------------
                                                  Boh A. Dickey
                                                  Attorney-in-Fact


                                             *By: /S/ RANDALL H. TALBOT
                                                  ---------------------
                                                  Randall H. Talbot
                                                  Attorney-in-Fact

                                    EXHIBIT INDEX


EXHIBIT NUMBER                DESCRIPTION

99.9                          Opinion and Consent of Counsel

99.15                         Representation of Counsel